Related Party Balance and Transactions (Details) - Schedule of Balances of Deferred Revenue of Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Shanghai Hui Yang Investment Co. [Member]
Deferred revenue of related parties
Deferred revenue of related parties	[1]	$ 340,850	$ 347,471
Related Party [Member]
Deferred revenue of related parties
Deferred revenue of related parties		$ 340,850	$ 347,471

[1]	The balance as of December 31, 2023 and 2022 represented the advance from the related party for tailored services.